Income Tax (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current tax:
Current tax on profits for the period	$ 1,912,210	$ 2,172
Prior year income tax overestimation
Total current tax	1,912,210	2,172
Origination and reversal of temporary differences	(1,781,317)
Income tax expense	$ 137,893	$ 2,172